VESSELS AND EQUIPMENT, NET - Narrative (Details)	Jun. 30, 2024 ship
Property, Plant and Equipment [Line Items]
Dry-docking period	5 years
2024
Property, Plant and Equipment [Line Items]
Number of vessels scheduled for drydock	0
2025
Property, Plant and Equipment [Line Items]
Number of vessels scheduled for drydock	4
2026
Property, Plant and Equipment [Line Items]
Number of vessels scheduled for drydock	3
2027
Property, Plant and Equipment [Line Items]
Number of vessels scheduled for drydock	0